RELATED PARTIES - Other Transactions With Related Parties (Details) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 03, 2014	May 31, 2014 t	Dec. 31, 2018 USD ($) t	Dec. 31, 2017 USD ($)	Dec. 04, 2018 USD ($) t	Dec. 01, 2017 t	Mar. 13, 2017 USD ($)	Aug. 24, 2016 t
Disclosure of transactions between related parties [line items]
Value of iron ore produced and hauled, maximum					$ 400
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties			$ 131	$ 140
Loan receivable			131	$ 152
AMTBA | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable							$ 35
Calvert | ArcelorMittal Calvert LLC | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable			$ 149
Calvert | ArcelorMittal Calvert LLC | Top of range | Joint Venture
Disclosure of transactions between related parties [line items]
Loans interest rate	3.95%
Loan maturity term	25 years
Calvert | ArcelorMittal Calvert LLC | Bottom of range | Joint Venture
Disclosure of transactions between related parties [line items]
Loans interest rate	3.00%
Loan maturity term	1 year
Baffinland | Joint Venture | AM Sourcing Contract
Disclosure of transactions between related parties [line items]
Agreement term (in years)		5 years
Annual quantity of iron ore (as a percentage)		50.00%	50.00%
Purchase agreement, annual quantity (in tonnes) | t		2,000,000	4,000,000
Baffinland | Joint Venture | Marketing Agreement
Disclosure of transactions between related parties [line items]
Annual quantity of iron ore (as a percentage)		80.00%
Purchase agreement, annual quantity (in tonnes) | t		1,500,000						2,300,000
Percentage of value of iron ore stockpiled outside sailable season								50.00%
Baffinland | Joint Venture | EXW Purchase Contract
Disclosure of transactions between related parties [line items]
Annual quantity of iron ore (as a percentage)						50.00%
Purchase agreement, annual quantity (in tonnes) | t					6,000,000	4,000,000
Percentage of the value of iron ore produced and hauled					78.00%	78.00%